SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION (Schedule of Short-Term Bank Credit) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Short-term weighted average interest rate		1.05%
Short-term bank credit		$ 7,000